UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2017 – May 31, 2017

Item 1.  Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2017

Shares	Security Description	Value
Common Stock - 92.0%
Australia - 10.8%
100,500	Mirvac Group REIT	$170,263
50,370	Stockland REIT	176,657
36,270	The GPT Group REIT	141,220
46,400	Vicinity Centres REIT	95,158
		583,298
China - 5.6%
44,000	China Overseas Land & Investment, Ltd.	132,126
28,000	China Resources Land, Ltd.	82,284
114,000	KWG Property Holding, Ltd.	90,263
		304,673
France - 6.0%
520	Gecina SA REIT	79,940
5,860	Klepierre REIT	244,749
		324,689
Germany - 3.7%
4,680	ADO Properties SA (a)	201,222
Hong Kong - 16.2%
13,500	Hongkong Land Holdings, Ltd.	102,060
35,000	Hysan Development Co., Ltd.	165,286
57,000	Kerry Properties, Ltd.	201,520
127,303	New World Development Co., Ltd.	158,464
17,000	Sun Hung Kai Properties, Ltd.	251,535
		878,865
Japan - 19.4%
8,200	Aeon Mall Co., Ltd.	153,487
7,800	Daiwa House Industry Co., Ltd.	254,882
11,000	Mitsui Fudosan Co., Ltd.	260,325
8,000	Sumitomo Realty & Development Co., Ltd.	241,264
23,000	Tokyu Fudosan Holdings Corp.	137,896
		1,047,854
Netherlands - 4.5%
950	Unibail-Rodamco SE REIT	245,078
Philippines - 1.3%
90,000	Ayala Land, Inc.	71,241
Singapore - 6.1%
21,600	City Developments, Ltd.	166,256
32,344	UOL Group, Ltd.	163,631
		329,887
Spain - 3.9%
16,566	Merlin Properties Socimi SA REIT	210,100
Sweden - 2.2%
6,400	Fabege AB	120,248
Shares	Security Description	Value
Thailand - 2.3%
61,300	Central Pattana PCL, NVDR	$118,785
19,200	Land & Houses PCL, NVDR	5,383
		124,168
United Kingdom - 10.0%
12,663	Great Portland Estates PLC REIT	103,523
9,800	Land Securities Group PLC REIT	135,107
22,700	Segro PLC REIT	147,117
13,000	The UNITE Group PLC REIT	105,524
15,100	Urban & Civic PLC	52,019
		543,290
Total Common Stock (Cost $4,546,470)		4,984,613
Total Investments - 92.0% (Cost $4,546,470)*		$4,984,613
Other Assets & Liabilities, Net – 8.0%		435,860
Net Assets – 100.0%		$5,420,473

NVDR Non-Voting Depositary Receipt
PCL Public Company Limited
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $201,222 or 3.7% of net assets.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$570,425
Gross Unrealized Depreciation	(132,282)
Net Unrealized Appreciation	$438,143

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2017

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of May 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,984,613
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$4,984,613

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

NWS GLOBAL PROPERTY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2017

Shares	Security Description	Value
Common Stock - 92.1%
Australia - 4.8%
6,600	Stockland REIT	$23,147
6,800	Vicinity Centres REIT	13,946
		37,093
China - 2.3%
6,000	China Resources Land, Ltd.	17,632
France - 1.9%
340	Klepierre REIT	14,201
Germany - 2.8%
490	ADO Properties SA (a)	21,068
Hong Kong - 8.4%
4,000	Hysan Development Co., Ltd.	18,890
5,500	Kerry Properties, Ltd.	19,445
9,125	New World Development Co., Ltd.	11,359
1,000	Sun Hung Kai Properties, Ltd.	14,796
		64,490
Japan - 9.2%
1,100	Aeon Mall Co., Ltd.	20,589
800	Daiwa House Industry Co., Ltd.	26,142
1,000	Mitsui Fudosan Co., Ltd.	23,666
		70,397
Netherlands - 2.4%
70	Unibail-Rodamco SE REIT	18,058
Singapore - 1.3%
1,300	City Developments, Ltd.	10,006
Spain - 2.4%
1,450	Merlin Properties Socimi SA REIT	18,390
Sweden - 2.0%
810	Fabege AB	15,219
United Kingdom - 4.7%
874	Great Portland Estates PLC REIT	7,145
560	Land Securities Group PLC REIT	7,721
1,970	Segro PLC REIT	12,767
1,000	The UNITE Group PLC REIT	8,117
		35,750
United States - 49.9%
360	Apartment Investment & Management Co. REIT	15,451
90	AvalonBay Communities, Inc. REIT	17,212
770	CareTrust REIT, Inc.	14,052
1,400	Cousins Properties, Inc. REIT	11,984
350	DCT Industrial Trust, Inc. REIT	18,448
710	Douglas Emmett, Inc. REIT	26,952
250	Equity LifeStyle Properties, Inc. REIT	21,100
150	Extra Space Storage, Inc. REIT	11,621
Shares	Security Description	Value
120	Federal Realty Investment Trust REIT	$14,729
400	Healthcare Realty Trust, Inc. REIT	13,304
300	Highwoods Properties, Inc. REIT	15,120
150	Life Storage, Inc. REIT	11,235
160	Mid-America Apartment Communities, Inc. REIT	16,310
250	National Health Investors, Inc. REIT	18,880
1,800	Paramount Group, Inc. REIT	27,756
225	Regency Centers Corp. REIT	13,694
100	Simon Property Group, Inc. REIT	15,425
920	Summit Hotel Properties, Inc. REIT	16,468
250	Sun Communities, Inc. REIT	21,535
960	Sunstone Hotel Investors, Inc. REIT	14,986
450	Tanger Factory Outlet Centers, Inc. REIT	11,727
600	Terreno Realty Corp. REIT	19,608
230	The Macerich Co. REIT	13,204
		380,801
Total Common Stock (Cost $663,249)		703,105
Total Investments - 92.1% (Cost $663,249)*		$703,105
Other Assets & Liabilities, Net – 7.9%		60,530
Net Assets – 100.0%		$763,635

PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $21,068 or 2.8% of net assets.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$58,806
Gross Unrealized Depreciation	(18,950)
Net Unrealized Appreciation	$39,856

NWS GLOBAL PROPERTY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2017

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of May 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$703,105
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$703,105

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 22, 2017
By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 22, 2017